SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (13,576)	$ (10,146)	$ (3,292)
Property and equipment, net	$ 18,622	$ 22,052	28,046
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Equipment gross	$ 29,041	$ 29,041	28,181
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Equipment gross	$ 3,157	$ 3,157	$ 3,157